Organization and Description of Business	8 Months Ended
Dec. 31, 2024
Organization and Description of Business
Organization and Description of Business

Note 1 – Organization and Description of Business

Classover Holdings, Inc. (the “Company”) was incorporated in the State of Delaware under General Corporation Law on May 2, 2024. The Company was a wholly-owned subsidiary of Battery Future Acquisition Corp. (the “BFAC” or “Parent”), a special purpose acquisition corporation for effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company was incorporated for the purpose of effectuating a reorganization merger as part of the business combination with Class Over Inc. (“the Target”), an innovative education technology target company headquartered in New York City.

Pursuant to an Agreement and Plan of Merger (the “Business Combination Agreement”) dated on May 12, 2024 by and among the Company, BFAC, Target, BFAC Merger Sub 1 Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub 1”)  and BFAC Merger Sub 2 Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub 2” and together with Merger Sub 1, the “Merger Subs”), upon the closing of the business combination (the “Closing”), Merger Sub 1 will merge with and into BFAC (the “Reorganization Merger”), with BFAC being the surviving corporation of the Reorganization Merger and becoming a wholly-owned subsidiary of the Company, and then, immediately following the consummation of the Reorganization Merger, Merger Sub 2 will merge with and into the Target (the “Acquisition Merger”, and together with the Reorganization Merger the “Mergers”), with the Target being the surviving corporation of the Acquisition Merger and becoming a wholly-owned subsidiary of the Company.

Immediately after and as a result of the Reorganization Merger, Merger Sub 1 will cease to exist as a separate legal entity. Immediately after and as a result of the Acquisition Merger, Merger Sub 2 will cease to exist as a separate legal entity. Immediately after and as a result of the Mergers, the Company will own 100% of each of BFAC and the Target as the surviving entities of the Reorganization Merger and Acquisition Merger respectively.

Pursuant to the Business Combination Agreement, at the Closing, (i) each BFAC Ordinary Share issued and outstanding will be automatically converted into the right to receive one share of the Company’s Class B Common Stock and (ii) all the Target’s Common Stock issued and outstanding immediately prior to the Closing will be automatically converted into the right to receive an aggregate of 6,535,014 shares of the Company’s Class A Common Stock, 5,964,986 shares of Class B Common Stock and 1,000,000 shares of Preferred Stock.

On April 4, 2025 (the “Closing Date”), the parties consummated the Mergers and the transactions contemplated by the Business Combination Agreement. The Company’s stocks are held by persons who held equity securities of BFAC, the Target, and certain service providers, respectively, prior to the Mergers.

The Company has selected December 31 as its fiscal year end. As of December 31, 2024, the Company had not commenced any operations. The Company does not generate any operating revenues until the Closing Date.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
BFAC Merger Sub 1 Corp. (“Merger Sub 1”)	A Delaware company Incorporated on May 2, 2024 for merger purpose	100% directly owned by the Company
BFAC Merger Sub 2 Corp. (“Merger Sub 2”)	A Delaware company Incorporated on May 2, 2024 for merger purpose	100% directly owned by the Company

Going Concern Consideration

In connection with the Company’s assessment of going concern considerations in accordance with ASU 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” as of December 31, 2024, the Company does not have sufficient liquidity to meet its current obligations. However, management has determined that the Company has access to funds from the BFAC Sponsor and its affiliates (the “Sponsor”), and the Sponsor has the financial wherewithal to fund the Company, that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Mergers or a minimum one year from the date of issuance of these financial statements.